Long-term debt, current and non-current, details (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-term debt, current and non-current [Abstract]
9.5% Senior Unsecured Bond	$ 92,000	$ 100,000
Secured Term Loans	331,056	378,298
Total debt outstanding	423,056	478,298
Less related deferred financing costs	(2,742)	(3,347)
Total debt, net of deferred financing costs	420,314	474,951
Less: Current portion of long term debt, net of deferred financing costs current	(39,217)	(40,205)
Long-term debt, net of current portion and deferred financing costs, non-current	$ 381,097	$ 434,746